ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS
The following tables present the components of accumulated other comprehensive (loss) income and items reclassified out of accumulated other comprehensive loss into earnings:

	Year Ended December 31, 2016
	Foreign Currency Translation Adjustment	Unrealized Gains On Available-For-Sale Securities		Accumulated Other Comprehensive (Loss) Income
	(In thousands)
Balance at January 1	$(154,645)	$2,542		$(152,103)
Other comprehensive (loss) income before reclassifications, net of tax benefit of $0.7 million related to unrealized losses on available-for-sale securities	(46,943)	4,855		(42,088)
Amounts reclassified to earnings	9,850	(2,913)	(a)	6,937
Net current period other comprehensive (loss) income	(37,093)	1,942		(35,151)
Reallocation of accumulated other comprehensive loss (income) related to the noncontrolling interests created in the Match Group IPO	21,589	(458)		21,131
Balance at December 31	$(170,149)	$4,026		$(166,123)
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(a)	Amount is net of a tax provision of $0.2 million.

	Year Ended December 31, 2015
	Foreign Currency Translation Adjustment	Unrealized (Losses) Gain On Available-For-Sale Securities		Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1	$(86,848)	$(852)		$(87,700)
Other comprehensive (loss) income before reclassifications, net of tax provision of $0.6 million related to unrealized gains on available-for-sale securities	(65,606)	3,537		(62,069)
Amounts reclassified to earnings	(2,191)	(143)	(b)	(2,334)
Net current period other comprehensive (loss) income	(67,797)	3,394		(64,403)
Balance at December 31	$(154,645)	$2,542		$(152,103)
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(b)    Amount is net of a tax provision of $0.1 million.